LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 5) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Impaired loans
Unpaid Principal Balance Net of Charge-offs	$ 33,185,755	$ 45,936,184
Recorded Investment	33,392,916	46,205,565
Fair Value Measurements Nonrecurring | Fair Value Inputs Level 3
Impaired loans
Unpaid Principal Balance Net of Charge-offs	33,186,000	45,936,000
Fair Value Measurements Nonrecurring | Fair Value Inputs Level 3 | Collateral Fair Value Valuation Technique
Impaired loans
Unpaid Principal Balance Net of Charge-offs	24,018,000	34,508,000
Fair Value Measurements Nonrecurring | Fair Value Inputs Level 3 | Cash Flows Present Value Valuation Technique
Impaired loans
Unpaid Principal Balance Net of Charge-offs	9,168,000	11,428,000
Non Performing Loans
Impaired loans
Unpaid Principal Balance Net of Charge-offs	17,574,475	26,972,257
Recorded Investment	17,696,116	27,152,492
Non Accrual Loans
Impaired loans
Unpaid Principal Balance Net of Charge-offs	5,538,920	10,397,909
Recorded Investment	5,577,568	10,453,775
Troubled Debt Restructurings Current Under Restructured Terms
Impaired loans
Unpaid Principal Balance Net of Charge-offs	9,768,545	10,985,340
Recorded Investment	9,838,465	11,068,219
Troubled Debt Restructurings Past Due Under Restructured Terms
Impaired loans
Unpaid Principal Balance Net of Charge-offs	2,267,010	5,589,008
Recorded Investment	2,280,083	5,630,498
Troubled Debt Restructurings Returned To Accrual Status
Impaired loans
Unpaid Principal Balance Net of Charge-offs	15,611,280	18,963,927
Recorded Investment	$ 15,696,800	$ 19,053,073